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From file prm1036

        SPECIMEN - NOT AN OFFICIAL FILING

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NT10K FILING WHICH IS UNTIMELY AND SHOULD BE DISSEMINATED
AS AN NTN 10-K. FILED AFTER COB ON THE 2ND BUSINESS DAY
AFTER 90 DAYS FROM THE DATE IN THE PERIOD TAG.